Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions.
Schedule of provisions

			Employee		Other
	Severance	Environmental	benefits	Legal	provisions	Total
	$m	$m	$m	$m	$m	$m
At 1 January 2024	176	112	168	1,016	683	2,155
Additions arising on business acquisitions	–	–	–	–	50	50
Charge for year	283	26	30	44	478	861
Cash paid	(101)	(33)	(7)	(189)	(146)	(476)
Reversals	(83)	–	(1)	(9)	(255)	(348)
Exchange and other movements	–	–	(24)	(3)	(25)	(52)
At 31 December 2024	275	105	166	859	785	2,190
Charge for year	190	27	40	252	189	698
Cash paid	(217)	(25)	(5)	(720)	(282)	(1,249)
Reversals	(64)	–	(7)	(18)	(68)	(157)
Exchange and other movements	13	–	(4)	3	110	122
At 31 December 2025	197	107	190	376	734	1,604

	2025	2024
	$m	$m
Due within one year	686	1,269
Due after more than one year	918	921
Total	1,604	2,190